Description of Business and Summary	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Description of Business and Summary

1. Description of Business and Summary

Tilray, Inc. (the “Company”) was incorporated in Delaware on January 24, 2018 as a wholly owned subsidiary of Privateer Holdings, Inc. (“Privateer Holdings”). On January 25, 2018, Privateer Holdings transferred the equity interest in Decatur Holdings, B.V. (“Decatur”) to Tilray, Inc. Decatur was subsequently dissolved on December 27, 2018.

Prior to the incorporation of Decatur on March 8, 2016, the four wholly owned subsidiaries of Privateer Holdings consisted of Tilray Canada, Ltd., Dorada Ventures, Ltd., Gatenhielm Group, CV, and High Park Farms, Ltd. and were capitalized with a nominal amount for each capital stock. In 2016, Privateer Holdings made capital contributions to Tilray Canada, Ltd. in the aggregate amount of $31,495. The equity interests of the four wholly owned subsidiaries were transferred to Decatur upon incorporation in 2016.

Subsequent to its formation, Decatur incorporated Tilray Deutschland GmbH, Tilray Portugal Unipessoal, Lda., Pardel Holdings, Lda. and Tilray Australia New Zealand Pty. Ltd.

The transfers of the equity interests described above were between entities under common control and were recorded at their carrying amounts. The consolidated financial statements of the Company (the “financial statements”) are prepared, on a continuity of interest basis, reflecting the historical financial information of Decatur prior to January 25, 2018.

The principal activities of the Company are the production and sale of medical and adult-use cannabis in Canada, as well as export and sale of medical cannabis from Canada into other jurisdictions. These activities were previously regulated by the Access to Cannabis for Medical Purposes Regulations (“ACMPR”) under the Controlled Drugs and Substances Act; on October 17, 2018, the ACMPR was superseded by the Cannabis Regulations under the Cannabis Act. The Company’s license to cultivate, process and sell medical cannabis products in Canada was first granted on March 24, 2014. Subsequently, the Company received a Licensed Dealer designation under Canada’s Narcotic Control Regulations (“NCR”) from Health Canada, allowing the Company to sell medical cannabis in Canada and export medical cannabis products to other countries in accordance with applicable laws. These licenses have now been consolidated under the Cannabis Regulations.